Carillon ClariVest International Stock Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 91.3%	Shares	Value
Australia - 2.6%
Aristocrat Leisure Ltd.	54,647	$2,206,339
BHP Group Ltd.	68,506	2,126,841
Commonwealth Bank of Australia	14,712	1,372,270
CSL Ltd.	3,958	781,835
Evolution Mining Ltd.	539,343	1,718,320
Qantas Airways Ltd. (a)	904,532	4,617,162
		12,822,767

Brazil - 0.6%
Banco do Brasil S.A.	168,200	842,281
JBS S/A (a)	396,600	2,301,251
		3,143,532

Canada - 7.7%
Agnico Eagle Mines Ltd.	19,700	1,586,983
Air Canada (a)	217,400	2,634,616
Alimentation Couche-Tard, Inc.	44,000	2,432,534
Brookfield Corp.	23,300	1,237,487
Canadian Imperial Bank of Commerce	38,946	2,388,104
Centerra Gold, Inc.	187,000	1,342,578
Fairfax Financial Holdings Ltd.	2,100	2,651,564
Hudbay Minerals, Inc.	294,090	2,705,076
iA Financial Corp., Inc.	13,700	1,135,547
Kinross Gold Corp.	330,469	3,095,894
Loblaw Cos. Ltd.	22,000	2,929,321
Metro, Inc.	34,000	2,149,181
Royal Bank of Canada	48,100	6,003,386
Shopify, Inc. - Class A (a)	47,900	3,837,454
WSP Global, Inc.	11,700	2,078,654
		38,208,379

China - 7.3%
Agricultural Bank of China Ltd. - Class H	2,812,000	1,312,000
Alibaba Group Holding Ltd.	245,800	3,266,383
Baidu, Inc. - Class A (a)	108,350	1,424,544
Bank of China Ltd. - Class H	9,383,000	4,381,859
China CITIC Bank Corp. Ltd. - Class H	1,530,000	971,292
China Construction Bank Corp. - Class H	3,912,000	2,917,179
Industrial & Commercial Bank of China Ltd. - Class H	1,529,000	900,990
JD.com, Inc. - Class A	252,950	5,073,638
Jiangxi Copper Co. Ltd. - Class H	587,000	1,179,268
Meituan - Class B (a)(b)	135,600	2,879,519
Tencent Holdings Ltd.	76,400	4,248,214
Trip.com Group Ltd. (a)	129,350	7,782,800
		36,337,686

Denmark - 2.2%
Danske Bank AS	111,259	3,346,529
Novo Nordisk AS - Class B	65,838	7,809,145
		11,155,674

France - 6.9%
Covivio S.A.	17,107	1,041,067
Credit Agricole S.A.	123,528	1,889,103
Eiffage S.A.	31,115	3,004,646
Engie S.A.	146,721	2,537,135
L'Oreal S.A.	5,558	2,492,972
LVMH Moet Hennessy Louis Vuitton SE	3,083	2,364,283
Publicis Groupe S.A.	19,387	2,121,647
Renault S.A.	128,924	5,604,704
Sanofi S.A.	26,553	3,057,300
Schneider Electric SE	5,203	1,371,554
TotalEnergies SE	67,517	4,384,248
Unibail-Rodamco-Westfield SE	28,659	2,510,039
Veolia Environnement S.A.	55,475	1,826,422
		34,205,120

Germany - 4.1%
Daimler Truck Holding AG	58,268	2,187,813
Deutsche Telekom AG	139,822	4,106,475
E.ON SE	227,112	3,382,144
Fresenius SE & Co. KGaA (a)	81,683	3,116,270
Heidelberg Materials AG	20,058	2,185,120
SAP SE	22,724	5,197,729
		20,175,551

Hong Kong - 0.8%
CK Hutchison Holdings Ltd.	542,500	3,075,820
CLP Holdings Ltd.	94,500	826,158
		3,901,978

India - 0.4%
ICICI Bank Ltd. - ADR	60,881	1,817,298

Ireland - 0.8%
Experian PLC	21,220	1,117,652
PDD Holdings, Inc. - ADR (a)	22,500	3,033,225
		4,150,877

Israel - 1.5%
Bank Leumi Le-Israel B.M.	285,125	2,792,211
Teva Pharmaceutical Industries Ltd. - ADR (a)	262,600	4,732,052
		7,524,263

Italy - 3.6%
Enel SpA	332,199	2,653,545
Intesa Sanpaolo SpA	1,436,046	6,147,292
Iveco Group N.V.	60,186	605,893
Leonardo SpA	73,250	1,639,433
Prysmian SpA	90,529	6,586,769
		17,632,932

Japan - 17.5%
Canon, Inc.	65,200	2,147,381
Daiichi Sankyo Co. Ltd.	43,000	1,420,392
FUJIFILM Holdings Corp.	195,900	5,071,250
Honda Motor Co. Ltd.	287,000	3,064,111
ITOCHU Corp.	122,500	6,602,149
KDDI Corp.	161,600	5,177,261
Kirin Holdings Co. Ltd.	84,500	1,287,769
Marubeni Corp.	196,300	3,243,239
Mitsubishi Corp.	163,200	3,391,272
Mitsubishi Estate Co. Ltd.	149,500	2,361,247
Mitsubishi UFJ Financial Group, Inc.	332,800	3,417,391
Mitsui & Co. Ltd.	142,600	3,189,112
Mizuho Financial Group, Inc.	118,700	2,453,628
Murata Manufacturing Co. Ltd.	75,200	1,488,112
Nintendo Co. Ltd.	40,000	2,138,056
Nippon Telegraph & Telephone Corp.	2,954,800	3,029,218
Nippon Yusen KK	54,000	1,983,504
Olympus Corp.	219,600	4,174,443
Otsuka Holdings Co. Ltd.	67,700	3,845,301
Recruit Holdings Co. Ltd.	42,100	2,557,676
Renesas Electronics Corp.	161,800	2,348,150
Sekisui House Ltd.	83,700	2,323,988
Sony Group Corp.	71,000	1,379,359
Sumitomo Corp.	194,700	4,372,193
Sumitomo Mitsui Financial Group, Inc.	232,200	4,961,330
Takeda Pharmaceutical Co. Ltd.	37,800	1,089,154
TDK Corp.	478,500	6,112,519
Tokyo Electron Ltd.	5,916	1,055,034
Toyota Motor Corp.	76,100	1,367,822
		87,052,061

Mexico - 0.3%
Cemex S.A.B. de C.V. - ADR	221,600	1,351,760

Netherlands - 2.7%
ASML Holding N.V.	9,289	7,727,166
NN Group N.V.	63,159	3,151,395
Prosus N.V. (a)	22,211	970,673
Stellantis N.V.	106,623	1,476,522
		13,325,756

Singapore - 0.9%
DBS Group Holdings Ltd.	146,150	4,328,132

South Korea - 3.6%
Hyundai Motor Co.	35,483	6,608,448
Kia Corp.	22,324	1,699,878
Samsung Electronics Co. Ltd.	124,544	5,821,039
SK Hynix, Inc.	28,962	3,876,181
		18,005,546

Spain - 2.1%
Banco Santander S.A.	872,945	4,472,862
Cellnex Telecom S.A. (b)	20,300	823,020
Iberdrola S.A.	138,682	2,143,909
Repsol S.A.	219,397	2,893,695
		10,333,486

Sweden - 0.6%
Atlas Copco AB - Class A	151,055	2,927,508

Switzerland - 3.8%
Nestle S.A.	22,113	2,222,189
Novartis AG	72,721	8,373,270
Roche Holding AG	12,876	4,120,542
Swiss Re AG	13,607	1,882,930
UBS Group AG	75,580	2,338,751
		18,937,682

Taiwan - 7.7%
Asustek Computer, Inc.	290,000	5,037,990
Compal Electronics, Inc.	3,934,000	4,128,140
CTBC Financial Holding Co. Ltd.	2,028,000	2,207,624
Hon Hai Precision Industry Co. Ltd.	433,000	2,549,444
MediaTek, Inc.	143,000	5,270,343
Micro-Star International Co. Ltd.	315,000	1,722,038
Quanta Computer, Inc.	319,000	2,658,620
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	75,116	13,045,396
Wistron Corp.	446,000	1,422,429
		38,042,024

Turkey - 0.3%
Turk Hava Yollari AO (a)	169,112	1,406,707

United Kingdom - 13.3%
3i Group PLC	207,730	9,202,142
AstraZeneca PLC	16,676	2,597,899
BAE Systems PLC	216,032	3,586,585
Barclays PLC	2,016,454	6,058,612
BP PLC	290,931	1,517,364
British American Tobacco PLC	171,750	6,261,685
Coca-Cola Europacific Partners PLC	26,436	2,081,835
GSK PLC	60,968	1,241,372
HSBC Holdings PLC	588,310	5,277,751
Imperial Brands PLC	84,466	2,457,041
Marks & Spencer Group PLC	538,276	2,686,246
RELX PLC	33,968	1,603,846
Rio Tinto PLC	59,809	4,245,705
Rolls-Royce Holdings PLC (a)	478,226	3,384,646
Segro PLC	104,774	1,228,006
Shell PLC	155,400	5,041,454
SSE PLC	66,047	1,664,678
Standard Chartered PLC	234,589	2,488,049
Unilever PLC	55,257	3,582,499
		66,207,415
TOTAL COMMON STOCKS (Cost $356,471,322)		452,994,134

EXCHANGE TRADED FUNDS - 4.8%	Shares	Value
United States - 4.8%
iShares MSCI India Exchange Traded Fund (a)	305,849	17,901,342
Xtrackers Harvest CSI 300 China A-Shares Exchange Traded Fund (c)	203,925	5,830,216
TOTAL EXCHANGE TRADED FUNDS (Cost $19,291,197)		23,731,558

PREFERRED STOCKS - 0.7%	Shares	Value
Germany - 0.7%
Henkel AG & Co. KGaA	13,984	1,314,496
Volkswagen AG	20,455	2,172,581
TOTAL PREFERRED STOCKS (Cost $3,658,679)		3,487,077
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%	Shares
First American Government Obligations Fund - Class X, 4.82% (d)	5,628,000	5,628,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,628,000)		5,628,000

TOTAL INVESTMENTS - 97.9% (Cost $385,049,198)		485,840,769
Other Assets in Excess of Liabilities - 2.1%		10,356,606
TOTAL NET ASSETS - 100.0%		$496,197,375

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
AB - Aktiebolag
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $5,746,590 which represented 1.2% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Carillon ClariVest International Stock Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$67,413,477	$385,580,657	$–	$452,994,134
Exchange Traded Funds	23,731,558	–	–	23,731,558
Preferred Stocks	–	3,487,077	–	3,487,077
Money Market Funds	5,628,000	–	–	5,628,000
Total Investments	$96,773,035	$389,067,734	$–	$485,840,769

Refer to the Schedule of Investments for further disaggregation of investment categories.